Acquisition - Narrative (Detail) $ in Thousands	Aug. 28, 2020 USD ($) Reporting_unit
Business Acquisition [Line Items]
Number of reporting units | Reporting_unit	1
Voxtel
Business Acquisition [Line Items]
Preliminary purchase price	$ 35,081
Potential payout	15,000
Fair value of earn-outs	7,800
Indefinite-life intangible assets	$ 2,400